Provisions (Tables)	9 Months Ended
Jun. 30, 2024
Provisions [Abstract]
Schedule of Changes in Provisions	The following table details the changes in provisions between September 30 and June 30, 2024:
Onerous contracts $
Balance, as at September 30, 2023	878,144
Revision of estimations	(8,736)
Provisions utilized	(869,408)
Balance, as at June 30, 2024	—